Lease Commitments	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease Commitments	LEASES

The Company's leases mainly include buildings for its facilities worldwide and vehicles leases, which are all classified as operating leases. Certain lease agreements include rental payments that are adjusted periodically for the consumer price index (“CPI”). The ROU and lease liability were calculated using the initial CPI and will not be subsequently adjusted unless the liability is reassessed. Certain leases include renewal options that are exercisable in the Company's sole discretion. The renewal options were included in the ROU and include renewal options that are under the Company's sole discretion.

A.    Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2024	December 31, 2023

Operating lease right of use assets	$527,075	$425,884

Current portion of operating lease liabilities	84,912	67,390
Non-current portion of operating lease liabilities	454,057	363,100
Total operating lease liabilities	$538,969	$430,490

Weighted average remaining lease term (years)	4.63	4.58
Weighted average discount rate	4.12%	4.02%

B.    For the years ended December 31, 2024, 2023 and 2022, cash payments against operating lease liabilities totaled approximately $98,318, $89,251 and $90,848, respectively, and non-cash transactions to recognize operating assets and liabilities for new leases totaled approximately $194,863, $101,971 and $79,357, respectively.

Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2024
2025	$105,832
2026	92,208
2027	64,919
2028	49,018
2029	46,131
2030 and thereafter	$334,273
Total lease payments	$692,381
Less imputed interest	153,412
Total	$538,969

C.    Lease expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $107,678, $94,296 and $90,134, respectively.

D.    During 2022, the Company recognized a gain of approximately $18,950 related to sale and lease back of buildings by the Company's subsidiaries in Israel.